LEASES (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of leases [text block] [Abstract]
Schedule of Lease Receivable and Lease Obligation
	Lease Receivable	Lease Obligation
Balance, April 1, 2020	$534	$2,069
Interest accrual	24	95
Interest received or paid	(24)	(95)
Principal repayment	(196)	(563)
Foreign exchange impact	58	235
Balance, March 31, 2021	$396	$1,741
Addition	-	149
Interest accrual	15	72
Interest received or paid	(15)	(72)
Principal repayment	(217)	(637)
Foreign exchange impact	3	10
Balance, March 31, 2022	$182	$1,263
Less: current portion	(182)	(649)
Non-current portion	$-	$614

Shedule of Reconciliation of Company Undiscounted Cash Flows to Present Value
	Lease Receivable	Lease Obligation
Within 1 year	$186	$677
Between 2 to 5 years	-	666
Total undiscounted amount	186	1,343
Less future interest	(4)	(80)
Total discounted amount	$182	$1,263
Less: current portion	(182)	(649)
Non-current portion	$-	$614